Annual Total Returns - Dynamic Capital Appreciation Portfolio [BarChart] - 02.28 VIP Dynamic Capital Appreciation Portfolio Initial/Service/Service Class 2 PRO-09 - Dynamic Capital Appreciation Portfolio - VIP Dynamic Capital Appreciation Portfolio-Initial VIP
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(2.69%)
Annual Return 2012	22.72%
Annual Return 2013	38.53%
Annual Return 2014	10.92%
Annual Return 2015	1.30%
Annual Return 2016	2.88%
Annual Return 2017	23.89%
Annual Return 2018	(4.89%)
Annual Return 2019	30.08%
Annual Return 2020	33.61%